Fair Value Measurements - Mortgage Servicing Rights - Other (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurements
Impaired loans with a specific allowance	$ 4,819,000	$ 6,385,000
Specific allowance related to impaired loans	615,000	1,194,000
Collateral dependent impaired loans
Fair Value Measurements
Impaired loans with a specific allowance	3,000,000	3,800,000
Specific allowance related to impaired loans	316,000	867,000
Impaired financing receivable charge offs	$ 207,000	$ 370,000